Bank Loans - Summary of Bank Loans (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Line of Credit Facility [Line Items]
Bank loans		$ 5,934	$ 3,321
Long-term bank loans		0	3,890
Total bank loans		5,934	7,211
Bank Of Beijing One [Member]
Line of Credit Facility [Line Items]
Bank loans	[1]	3,842	2,594
Long-term bank loans	[1]		3,890
Bank of China [Member]
Line of Credit Facility [Line Items]
Bank loans	[2]		$ 727
Bank Of China Two [Member]
Line of Credit Facility [Line Items]
Bank loans	[3]	1,005
SPD Silicon Valley Bank [Member]
Line of Credit Facility [Line Items]
Bank loans	[4]	$ 1,087

[1]	On May 20, 2015, Sinovac Beijing entered into a bank loan with Bank of Beijing in the aggregate principal amount of $6,895 (RMB 48 million) with a term from July 2015 to May 2020 for construction of the pneumococcal polysaccharide vaccine facilities. The loan’s interest rate is based on the prime rate of a five-year term loan published by the People’s Bank of China at the time withdraws are made. Interest is payable quarterly and the loan is repayable based on the payment schedule and shall be fully repaid before May 20, 2020. $423 (RMB 2.9 million) was drawn in 2015 with an annual interest rate of 5.25%, and $3,419 (RMB 23.8 million) was drawn in 2016 with an annual interest rate of 4.75%. Prepaid land lease payments and buildings of Sinovac Beijing with a net book value of $1,760 (RMB 12.3 million) were pledged as collateral as of December 31, 2019.
[2]	On August 14, 2018, Sinovac Dalian entered into a bank loan with Bank of China in the aggregate principal amount of $727 (RMB 5 million) to finance its working capital requirements. The loan bears interest at 157 basis points above the prime rate of a one-year term loan published by the People’s Bank of China, at 5.88%. Buildings of Sinovac Dalian with a net book value of $478 (RMB 3.3 million) were pledged as collateral. Interest is payable monthly and the loan was repaid on August 16, 2019.
[3]	On November 20, 2019, Sinovac Dalian entered into entered into a maximum credit facility of $2,873 (RMB 20 million) with Bank of China to finance its working capital requirements. $1,005 (RMB 7 million) was drawn on December 24, 2019. The loan bears interest at 158 basis points above the prime rate of a one-year term loan published by the People’s Bank of China, at 5.83%. Interest is payable monthly and the loan is payable on December 23, 2020. Buildings of Sinovac Dalian with a net book value of $2,418 (RMB 16.8 million) were pledged as collateral.
[4]	On November 25, 2019, Sinovac Dalian entered into a revolving bank loan with SPD Silicon Valley Bank with the aggregate principal of $7,182 (RMB 50 million) to finance its working capital requirements. The revolving loan bears interest at 125 basis points above the prime rate of a one-year term loan published by the People’s Bank of China, with a weighted average rate at 5.40% and interest is payable quarterly. Each withdraw from the revolving loan has a maximum term of 12 months. The outstanding balance of $1,087 (RMB 7.6 million) were drawn during December 2019 and are payable in December 2020.